Shareholder Report, Line Graph (Details) - USD ($)								1 Months Ended	2 Months Ended			3 Months Ended	4 Months Ended	5 Months Ended			6 Months Ended	7 Months Ended	8 Months Ended			9 Months Ended	10 Months Ended	11 Months Ended				12 Months Ended			13 Months Ended	14 Months Ended			15 Months Ended	16 Months Ended	17 Months Ended			18 Months Ended	19 Months Ended	20 Months Ended			21 Months Ended	22 Months Ended	23 Months Ended			24 Months Ended		25 Months Ended	26 Months Ended		29 Months Ended		32 Months Ended	35 Months Ended		36 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended		48 Months Ended	50 Months Ended	53 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Dec. 17, 2024	Sep. 10, 2024	Jul. 31, 2024	Mar. 19, 2024	Apr. 06, 2022	Sep. 16, 2016	Aug. 31, 2016	Aug. 31, 2024	Feb. 28, 2025	May 31, 2024	May 31, 2022	Nov. 30, 2024	Nov. 30, 2024	May 31, 2025	Aug. 31, 2024	Aug. 31, 2022	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2025	Nov. 30, 2024	Nov. 30, 2022	May 31, 2025	May 31, 2025	Nov. 30, 2025	Feb. 28, 2025	Feb. 28, 2023	Aug. 31, 2017	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2017	Aug. 31, 2025	Feb. 28, 2026	May 31, 2025	May 31, 2023	Nov. 30, 2025	Nov. 30, 2025	May 31, 2026	Aug. 31, 2025	Aug. 31, 2023	Feb. 28, 2026	Feb. 28, 2026	Aug. 31, 2026	Nov. 30, 2025	Nov. 30, 2023	May 31, 2026	May 31, 2026	Feb. 28, 2026	Feb. 29, 2024	Aug. 31, 2018	Aug. 31, 2026	Aug. 31, 2018	Aug. 31, 2026	May 31, 2026	May 31, 2024	Aug. 31, 2026	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	Aug. 31, 2019	Aug. 31, 2019	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	Aug. 31, 2020	Aug. 31, 2020	May 31, 2026	Aug. 31, 2026	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
C000243703
Account Value [Line Items]
Line Graph and Table Measure Name																												China Equity ETF (at NAV) $19,444
Accumulated Value							$ 10,000																							$ 13,846																					$ 14,451									$ 14,302						$ 17,867				$ 20,286		$ 14,463		$ 12,135		$ 10,698		$ 14,969		$ 19,444
C000237927
Account Value [Line Items]
Line Graph and Table Measure Name																												Commodity Strategy ETF (at NAV) $26,847
Accumulated Value							10,000																							10,531																					11,162									10,554						9,682				13,645		16,560		16,614		16,136		18,444		26,847
C000251139
Account Value [Line Items]
Line Graph and Table Measure Name																												Core Equity ETF (at NAV) $13,616
Accumulated Value			$ 10,000					$ 10,218					$ 10,874					$ 10,772					$ 10,781								$ 11,810					$ 12,506					$ 12,449					$ 13,420						$ 13,616
C000234392
Account Value [Line Items]
Line Graph and Table Measure Name																												Disrupters ETF (at NAV) $16,988
Accumulated Value					$ 10,000						$ 8,157					$ 8,090					$ 8,052					$ 8,232								$ 9,110					$ 9,689					$ 9,855				$ 11,841						$ 11,804		$ 12,331	$ 12,873	$ 12,541			$ 12,884	$ 14,361	$ 14,919	$ 13,397			$ 17,178	$ 16,988
C000255686
Account Value [Line Items]
Line Graph and Table Measure Name																												Growth ETF (at NAV) $12,324
Accumulated Value	$ 10,000								$ 9,987					$ 10,184					$ 11,211					$ 11,730								$ 11,099					$ 12,398					$ 12,324
C000252374
Account Value [Line Items]
Line Graph and Table Measure Name																												Japan Equity ETF (at NAV) $14,919
Accumulated Value		$ 10,000										$ 9,965					$ 9,817					$ 11,177							$ 11,853						$ 12,539					$ 14,985					$ 15,198					$ 14,919
C000245650
Account Value [Line Items]
Line Graph and Table Measure Name																												Option Strategy ETF (at NAV) $23,170
Accumulated Value						$ 10,000																					$ 11,231																						$ 11,918										$ 11,923						$ 12,848				$ 15,747		$ 14,408		$ 16,234		$ 17,998		$ 19,851		$ 23,170
C000248517
Account Value [Line Items]
Line Graph and Table Measure Name																												Small-Mid Cap ETF (at NAV) $11,566
Accumulated Value				$ 10,000						$ 10,039					$ 10,395					$ 11,090					$ 9,982								$ 9,656					$ 10,331					$ 10,209				$ 10,749						$ 10,647		$ 11,566
Nueberger Index: MSCI China All Shares Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																												MSCI China All Shares Index (Net) $15,087
Accumulated Value							10,000																							12,624																					11,597									11,628						16,044				16,131		12,207		11,016		10,497		15,081		15,087
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																												MSCI All Country World Index (Net) $32,693
Accumulated Value							10,000																							11,711																					13,048									13,011						15,161				19,504		16,406		18,694		23,076		26,721		32,693
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $14,288
Accumulated Value			10,000					10,243					10,975					10,868					10,827								11,869					12,621					12,715					14,052						14,288
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $17,896
Accumulated Value					10,000						9,209					8,886					9,178					9,020								9,396					10,197					10,336				11,600						11,988		12,863	13,900	13,634			13,561	14,901	15,789	15,954			17,554	17,896
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $13,363
Accumulated Value	10,000								10,165					10,126					11,101					11,804								11,892					13,142					13,363
Nueberger Index: MSCI Japan Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																												MSCI Japan Index (Net) $15,152
Accumulated Value		$ 10,000										$ 10,095					$ 10,079					$ 11,052							$ 11,854						$ 12,468					$ 14,508					$ 14,559					$ 15,152
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name																												S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $42,213
Accumulated Value						10,000																					11,740																						14,048										14,459						17,631				23,125		20,529		23,802		30,261		35,066		42,213
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $15,058
Accumulated Value				10,000						10,087					10,823					11,695					11,471								11,410					12,537					13,284				13,423						14,770		15,058
Nueberger Index: MSCI China A Onshore Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																												MSCI China A Onshore Index (Net) $15,194
Accumulated Value							10,000																							11,157																					8,473									9,437						13,125				14,766		11,857		10,323		9,378		13,343		15,194
Nueberger Index: Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Bloomberg Commodity Index $21,829
Accumulated Value							$ 10,000																							$ 10,299																					$ 10,351									$ 9,742						$ 9,362				$ 12,264		$ 15,663		$ 14,305		$ 13,677		$ 15,287		$ 21,829
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $14,252
Accumulated Value			$ 10,000					$ 10,237					$ 11,051					$ 10,891					$ 10,851								$ 11,899					$ 12,608					$ 12,714					$ 13,981						$ 14,252
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $18,677
Accumulated Value					10,000						8,771					8,624					8,616					8,517								9,608					10,516					10,871				12,429						12,837		13,750	15,007	14,884			15,099	16,854	18,061	17,084			19,426	18,677
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $14,755
Accumulated Value					10,000						8,737					8,776					9,134					9,243								9,240					9,917					10,045				11,556						11,264		11,808	14,070	13,237			13,882	14,928	14,532	14,325			14,975	14,755
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $15,626
Accumulated Value					$ 10,000						$ 8,839					$ 9,134					$ 9,249					$ 9,413								$ 9,076					$ 9,753					$ 9,172				$ 10,749						$ 10,744		$ 11,476	$ 12,881	$ 11,375			$ 11,115	$ 12,679	$ 13,539	$ 13,864			$ 15,769	$ 15,626
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $12,296
Accumulated Value	$ 10,000								$ 9,799					$ 9,940					$ 11,096					$ 11,890								$ 11,247					$ 12,789					$ 12,296
Nueberger Index: 50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name																												50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $18,150
Accumulated Value						$ 10,000																					$ 11,083																						$ 11,724										$ 11,158						$ 10,970				$ 13,053		$ 12,251		$ 13,277		$ 14,949		$ 15,770		$ 18,150
Nueberger Index: Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name																												Russell 2500™ Index $14,486
Accumulated Value				$ 10,000						$ 9,935					$ 10,486					$ 11,581					$ 10,567								$ 10,281					$ 11,539					$ 11,973				$ 12,889						$ 14,184		$ 14,486